Earnings per Share - Schedule of Earnings per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Basic earnings per share, Net Income									$ 50,478	$ 77,444	$ 19,113
Diluted earnings per share, Net Income									$ 50,478	$ 77,444	$ 19,113
Basic earnings per share, Shares									87,537	82,480	81,392
Effect of dilutive incentive-based awards, Shares									615	1,072	632
Diluted earnings per share, Shares									88,152	83,552	82,024
Basic earnings per share, Per Share Amount	$ (0.15)	$ 1.34	$ (0.18)	$ (0.49)	$ (0.11)	$ 1.12	$ 0.47	$ (0.55)	$ 0.58	$ 0.94	$ 0.23
Diluted earnings per share, Per Share Amount	$ (0.15)	$ 1.33	$ (0.18)	$ (0.49)	$ (0.11)	$ 1.11	$ 0.47	$ (0.55)	$ 0.57	$ 0.93	$ 0.23